Other Intangible Assets (Additional Information) (Detail) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Other Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)		$ 6,591,000		$ 17,948,000
Useful lives		20 years
Amortization Of Intangible Assets		1,812,000		1,796,000
Impairment Of Intangible Assets, Finite-Lived	875,000	9,580,000		875,000		281,000
Trademarks [Member]
Other Intangible Assets [Line Items]
Finite Lived Intangible Assets Cost Incurred To Create Or Defend		5,000		27,000
Patents [Member]
Other Intangible Assets [Line Items]
Finite Lived Intangible Assets Cost Incurred To Create Or Defend		160,000		342,000
Impairment Of Intangible Assets, Finite-Lived		5,300,000
Noncompete Agreements [Member]
Other Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)		53,000	[1]	85,000	[1]
Useful lives		5 years
Trade Names [Member]
Other Intangible Assets [Line Items]
Impairment Of Intangible Assets, Finite-Lived		4,300,000
Customer Relationships [Member]
Other Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)		3,704,000	[2]	4,476,000	[2]
Impairment Of Intangible Assets, Finite-Lived				650,000
Developed Technologies Including Patents [Member]
Other Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)		2,154,000	[3]	8,133,000	[3]
Cyalume Specialty Products Inc [Member] | Patents [Member]
Other Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total		50,000
Cyalume Specialty Products Inc [Member] | Noncompete Agreements [Member]
Other Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)				34,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total		160,000
Cyalume Specialty Products Inc [Member] | Customer Relationships [Member]
Other Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total		920,000
Combat Training Solutions Inc [Member]
Other Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)				650,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total		840,000
Combat Training Solutions Inc [Member] | Patents [Member]
Other Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)				174,000
Intangible Assets, Gross (Excluding Goodwill), Total				238,000
Intangible Assets, Net (Excluding Goodwill)		17,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total		410,000
Combat Training Solutions Inc [Member] | Noncompete Agreements [Member]
Other Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total		140,000
Combat Training Solutions Inc [Member] | Trade Names [Member]
Other Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)				17,000
Combat Training Solutions Inc [Member] | Customer Relationships [Member]
Other Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)		$ 60,000

[1]	Includes a non-compete agreement obtained in the acquisition of CSP with a cost of $160,000 that is expected to be fully amortized in August 2016. A non-compete agreement obtained in the acquisition of CTS with an initial cost of $140,000 was determined to be fully impaired in 2013 (see Note 3 Impairment Charges).
[2]	Includes customer relationships obtained in the acquisition of CSP with a cost of $920,000 that is expected to be fully amortized in December 2019. Customer relationships obtained in the acquisition of CTS with a cost of $840,000 was impaired by approximately $780,000 during 2013 (see Note 3 Impairment Charges) and the $60,000 of CTS customer relationships remaining after the impairment was transferred to CTI in 2014.
[3]	Includes a patent obtained in the acquisition of CSP with a cost of $50,000 that is expected to be fully amortized in August 2026. Patents obtained in the acquisition of CTS with an initial cost of $410,000 and a December 31, 2012 gross value of approximately $238,000 were impaired by approximately $221,000 during 2013 (see Note 3 Impairment Charges) and the $17,000 of CTS patents remaining after the impairment was transferred to CTI in 2014. The CTI patents were impaired by approximately $5.3 million during 2014 (see Note 3 Impairment Charges).